                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07939
                                    ---------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         200 Clarendon Street, P.O. Box 9130, Boston MA             02116
-------------------------------------------------------------------------------
              (Address of principal executive offices)            (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Funds
Mail Code LEG 13  200 Clarendon Street, Boston, MA                  02116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:  (888) 637-7622
                                                     ---------------

Date of fiscal year end:   12/31/2006
                           ----------------

Date of reporting period:  12/31/2006
                           ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     The annual report for the period January 1, 2006 through December 31, 2006 is filed herewith.

                                     [logo]

                               MERRIMAC CASH FUND

                                 Annual Report
                               December 31, 2006

                               MERRIMAC CASH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
--------------------------------------------------------------------------------

ASSETS
   Investment in Merrimac Cash Portfolio, at value (Note 1)       $301,098,888
   Prepaid expenses                                                      5,887
                                                                  ------------
      Total assets                                                 301,104,775
                                                                  ------------
LIABILITIES
   Distributions payable to shareholders                             1,314,236
   Accrued expenses                                                     43,387
                                                                  ------------
      Total liabilities                                              1,357,623
                                                                  ------------
NET ASSETS                                                        $299,747,152
                                                                  ============
NET ASSETS CONSIST OF:
   Paid in capital                                                $300,009,757
   Accumulated net realized loss on investments                       (262,605)
                                                                  ------------
      Total net assets                                            $299,747,152
                                                                  ============
TOTAL NET ASSETS
   Premium Class                                                  $299,747,152
                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
   Premium Class                                                   300,000,001
                                                                  ============
NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION PRICE PER SHARE     $       1.00
                                                                  ============

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
   Interest and dividends                                          $15,117,452
   Expenses (Note 4)                                                  (566,169)
                                                                   -----------
      Net investment income from Portfolio                          14,551,283
                                                                   -----------
FUND EXPENSES
   Accounting, transfer agency and administration fees (Note 4)         29,995
   Audit                                                                 8,555
   Legal                                                                 1,907
   Printing                                                              4,608
   Insurance                                                             8,555
   Trustees fees and expenses                                            7,102
   Membership fees                                                       4,151
   Compliance fees and expenses                                          3,244
   Miscellaneous                                                         9,023
                                                                   -----------
      Total expenses                                                    77,140
                                                                   -----------
NET INVESTMENT INCOME                                               14,474,143
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM PORTFOLIO              (11,480)
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $14,462,663
                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,
                                                   -----------------------------
                                                       2006            2005
                                                   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                           $ 14,474,143   $  8,008,945
   Net realized loss allocated from Portfolio           (11,480)       (10,037)
                                                   ------------   ------------
      Net increase in net assets from operations     14,462,663      7,998,908
                                                   ------------   ------------
DIVIDENDS DECLARED FROM NET INVESTMENT INCOME
   Premium Class                                    (14,474,143)    (8,008,945)
                                                   ------------   ------------
      Total dividends declared                      (14,474,143)    (8,008,945)
                                                   ------------   ------------
FUND SHARE TRANSACTIONS (NOTE 6)
   Proceeds from shares sold                                 --    100,000,000
                                                   ------------   ------------
      Net increase in net assets
         derived from share transactions                     --    100,000,000
                                                   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                   (11,480)    99,989,963
NET ASSETS
   Beginning of period                              299,758,632    199,768,669
                                                   ------------   ------------
   End of period                                   $299,747,152   $299,758,632
                                                   ============   ============

    The accompanying notes are an integral part of the financial statements.

                                               MERRIMAC CASH FUND
                                              FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                      PREMIUM CLASS
                                                 ----------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------
                                                   2006        2005        2004         2003        2002
                                                 --------   ----------   ----------   --------   ----------
NET ASSET VALUE, BEGINNING OF YEAR               $  1.000   $  1.000     $  1.000     $  1.000   $    1.000
   Net investment income                            0.048      0.030        0.012        0.011        0.019
   Dividends from net investment income            (0.048)    (0.030)      (0.012)      (0.011)      (0.019)
                                                 --------   --------     --------     --------   ----------
NET ASSET VALUE, END OF YEAR                     $  1.000   $  1.000     $  1.000     $  1.000   $    1.000
                                                 ========   ========     ========     ========   ==========
TOTAL RETURN (A)                                     4.93%      3.03%        1.23%        1.13%        1.88%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
   Net Expenses                                      0.21%      0.18%(B)     0.19%(B)     0.20%        0.19%
   Net investment income                             4.83%      3.11%(B)     1.12%(B)     1.14%        1.84%
   Net assets, end of year (000s omitted)        $299,747   $299,759     $199,769     $964,909   $1,393,623

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B) The Adviser of the Cash Portfolio, in which the Cash Fund invests, waived a portion of the Cash Porfolio expenses during the years ended December 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Fund. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Merrimac Funds (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated February 5, 1997 as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the year ended December 31, 2006.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2006 the investment by the Fund represents ownership of a proportionate interest of 17.50% of the Portfolio.

     It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

     The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. EXPENSE ALLOCATION

     Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a specific fund are allocated, based on relative net assets, to all applicable Merrimac funds.

     E. ALLOCATION OF OPERATING ACTIVITY

     Investment income and common expenses are allocated among the classes of shares of the Fund based on the average daily net assets of each class.

(2)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

     The tax character of distributions declared during the periods ended December 31, 2006 and 2005 were $14,474,143 and $8,008,945 respectively from ordinary income.

     As of December 31, 2006 the components of distributable earnings (accumulated losses) on a federal income tax basis consisted of $(262,605) of loss carry forwards.

     As of December 31, 2006 the Fund had an available loss carry forwards of $58,053, $38,448, $143,589, $11,034, and $11,481 which will expire in 2007,
     2008, 2012, 2013, and 2014 respectively. For the period ended December 31, 2006 there were no post-October losses.

(3)  SHAREHOLDER SERVICING PLAN

     The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class pays an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients.

(4)  MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

     The Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management LLC ("LBAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

     Certain trustees and officers of the Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(5)  INVESTMENT TRANSACTIONS

     The Fund's investments in and withdrawals from the Portfolio for the year ended December 31, 2006 aggregated $0 and $14,264,371, respectively.

(6)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                             PREMIUM CLASS
                                                    ---------------------------
                                                     YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,   DECEMBER 31,
                                                        2006           2005
                                                    ------------   ------------
     Shares sold                                          --       100,000,000
     Shares reinvested                                    --                --
     Shares redeemed                                      --                --
                                                    ------------   ------------
     Net increase (decrease) in shares                    --       100,000,000
                                                    ============   ===========

     At December 31, 2006, Investors Bank, as agent for its clients, was record holder of 100.00% of the Cash Fund's outstanding shares.

(7)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied in the determinination of net asset value no later than June 29, 2007. Management continues to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

     In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurement." This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the issue of fair value measurements. FAS 157 is effective for the Fund's financial statements issued after December 31, 2007. As of December 31, 2006, the Fund, which as a money market fund values securities at amortized cost, does not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of
Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Cash Fund a series of the Merrimac Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

                               MERRIMAC CASH FUND
                          SUPPLEMENTAL TAX INFORMATION (unaudited)
--------------------------------------------------------------------------------

Under Section 871(k) of the Internal Revenue Code, the Cash Fund hereby designates 100% of income as "interest-related dividends" for the year ended December 31, 2006.

                                           MERRIMAC CASH PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
                                                         YIELD TO
                                                         MATURITY                   PAR            VALUE
                                                       (UNAUDITED)   MATURITY      VALUE          (NOTE 1)
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 41.8%
Amstel Funding Corporation                                5.32%      04/03/07   $20,000,000   $   19,729,490
Bank of Ireland                                           5.35       02/20/07    20,000,000       19,848,912
Barclays U.S. Funding LLC                                 5.32       02/14/07    40,000,000       39,731,668
                                                          5.32       02/16/07    15,000,000       14,895,100
Caisse National des Caisses d' Epargne                    5.45       02/14/07    10,000,000        9,932,277
                                                          5.41       02/15/07    20,000,000       19,862,524
Charta LLC                                                5.30       01/10/07    50,000,000       49,919,639
CIT Group, Inc.                                           5.57       01/08/07     7,500,000        7,489,838
Crown Point Capital Corporation LLC                       5.33       01/10/07    16,677,000       16,650,247
                                                          5.32       01/18/07    25,000,000       24,930,465
Cullinan Finance Corporation                              5.31       04/04/07    15,000,000       14,795,156
DZ Bank AG                                                5.33       01/05/07    15,000,000       14,986,787
                                                          5.32       01/16/07    40,000,000       39,900,644
Edison Asset Securitization                               5.33       01/03/07    20,000,000       19,988,355
Fairway Finance Corporation                               5.33       01/04/07    12,625,000       12,615,671
Galleon Capital LLC                                       5.32       01/18/07    30,000,000       29,916,875
HBOS Treasury Services PLC                                5.32       03/19/07    40,000,000       39,539,167
Lexington Parker Capital Company LLC                      5.42       02/16/07    10,000,000        9,929,600
                                                          5.41       02/21/07    15,000,000       14,883,620
                                                          5.38       03/01/07    15,000,000       14,866,816
Nationwide Building Society                               5.42       02/16/07    15,000,000       14,894,600
North Sea Funding LLC                                     5.34       05/21/07    30,859,000       30,224,222
Picaros Funding LLC                                       5.34       05/03/07    30,000,000       29,462,666
                                                          5.36       07/10/07    10,000,000        9,725,334
Regency Markets No.1 LLC                                  5.36       01/18/07    50,000,000       49,859,084
Scaldis Capital LLC                                       5.35       01/25/07    15,079,000       15,021,063
Solitaire Funding Ltd.                                    5.39       01/12/07    25,000,000       24,952,334
                                                          5.33       01/18/07    10,000,000        9,972,239
                                                          5.32       02/16/07     5,000,000        4,965,000
                                                          5.36       04/19/07    14,565,000       14,332,689
Tango Finance Corporation                                 5.33       02/27/07    10,000,000        9,914,122
Thunder Bay Funding LLC                                   5.34       02/07/07    27,968,000       27,807,418
UBS Finance                                               5.33       01/05/07    30,000,000       29,973,824
Whistlejacket Capital Ltd.                                5.33       01/31/07    13,491,000       13,429,545
                                                                                              --------------
                                                                                                 718,946,991
                                                                                              --------------
VARIABLE RATE NOTES* - 48.2%
American Express Credit                                   5.25       01/05/07    16,200,000       16,206,256
American Honda Finance Corporation                        5.33       01/12/07    20,000,000       20,001,540
                                                          5.50       01/16/07    15,000,000       15,000,982
Bank of America Corporation                               5.26       01/02/07    40,000,000       40,000,000
Bank of Ireland                                           5.26       01/19/07    10,000,000       10,000,000
Bear Stearns - EMC Mortgage Corporation                   5.43       01/02/07    25,000,000       25,000,000
Bear Stearns Companies, Inc.                              5.40       01/05/07    15,000,000       15,000,000
                                                          5.52       01/16/07    10,219,000       10,219,705
CIT Group, Inc.                                           5.53       02/15/07    11,750,000       11,752,912
                                                        5.36-5.45    02/20/07    27,500,000       27,522,972
Credit Suisse First Boston USA, Inc.                      5.41       01/05/07    30,000,000       30,009,556
                                                          5.33       01/24/07    15,000,000       15,000,423
General Electric Capital Corporation                      5.30       02/05/07    15,000,000       14,999,708
Goldman Sachs Group Inc., Promissory Note+                5.39       01/02/07    40,000,000       40,000,000
                                         +                5.41       02/16/07    10,000,000       10,000,000
HBOS Treasury Services PLC                                5.32       01/08/07    10,000,000       10,000,000
Household Finance Corporation                             5.50       02/09/07    10,000,000       10,001,630
                                                          5.38       02/28/07    10,000,000       10,000,665

                   The accompanying notes are an integral part of the financial statements.


                                                      9

                                           MERRIMAC CASH PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------

                                                         YIELD TO
                                                         MATURITY                   PAR            VALUE
                                                       (UNAUDITED)   MATURITY      VALUE         (NOTE 1)
------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES (CONTINUED)
JP Morgan Chase Bank                                      5.39%      01/02/07   $25,000,000   $   25,000,000
K2 (USA) LLC                                              5.31       01/02/07     5,000,000        4,999,690
                                                          5.30       03/19/07    20,000,000       19,999,580
                                                          5.21       03/20/07    25,000,000       25,001,357
Links Finance LLC                                         5.28       01/04/07    30,000,000       29,998,989
Merrill Lynch & Co., Inc.                                 5.22       01/02/07    15,000,000       15,003,784
                                                          5.25       01/29/07    10,000,000       10,008,364
                                                          5.46       02/27/07    15,000,000       15,003,174
Morgan Stanley, Dean Witter & Co.                         5.43       01/02/07    50,000,000       50,000,000
Natexis Banques Populaire                                 5.35       01/15/07    20,000,000       20,000,000
Parkland (USA) LLC                                        5.30       01/02/07    15,000,000       14,999,532
                                                          5.32       01/22/07    10,000,000       10,000,000
Rabobank Nederland NV NY                                  5.30       02/15/07    15,000,000       15,000,000
Royal Bank of Canada                                      5.37       01/10/07    14,000,000       14,000,000
Sigma Finance, Inc.                                       5.27       01/22/07     5,000,000        4,999,766
                                                          5.31       03/19/07    15,000,000       14,999,688
Tango Finance Corporation                               5.28-5.31    01/02/07    25,000,000       24,998,339
                                                          5.28       03/21/07    20,000,000       19,999,064
Unicredito Italiano                                     5.31-5.32    01/15/07    28,750,000       28,750,000
Wachovia Corporation                                      5.25       01/22/07    25,000,000       25,016,467
Wells Fargo Financial                                     5.11       01/15/07    25,000,000       25,001,593
Westpac Banking Corporation                               5.39       03/13/07    50,000,000       50,000,000
Whistlejacket Capital Ltd.                                5.28       01/02/07    10,000,000        9,998,985
                                                          5.30       01/15/07    15,000,000       14,999,173
                                                          5.31       01/25/07    10,000,000        9,999,868
                                                                                              --------------
                                                                                                 828,493,762
                                                                                              --------------
MEDIUM TERM NOTES - 2.6%
Cullinan Finance Corporation                              5.34       10/10/07    15,000,000       15,000,000
                                                          5.36       11/28/07    10,000,000       10,000,000
                                                          5.41       12/03/07    10,000,000       10,000,000
Sigma Finance Corporation                                 4.83       01/30/07    10,000,000       10,000,000
                                                                                              --------------
                                                                                                  45,000,000
                                                                                              --------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.6%
Federal National Mortgage Association                     5.41       03/28/07    10,000,000       10,000,000
                                                                                              --------------
CERTIFICATES OF DEPOSIT - 2.9%
Charter One Bank NA                                       5.34       01/17/07    10,000,000       10,000,000
Deutsche Bank NY                                          5.40       03/12/07    15,000,000       15,000,000
Toronto Dominion Bank                                     5.40       02/20/07    15,000,000       15,000,101
Unicredito Italiano                                       5.38       02/12/07    10,000,000       10,000,000
                                                                                              --------------
                                                                                                  50,000,101
                                                                                              --------------
ASSET BACKED SECURITIES - 1.4%
Capital One Auto Finance Trust 2006-B A1                  5.44       01/15/07     3,012,024        3,012,024
CIT Equipment Collateral 2006-VT2 A1                      5.34       01/20/07     8,001,516        8,001,516
USAA Auto Owner Trust 2006-4 A1                           5.34       01/15/07    12,994,304       12,994,304
                                                                                              --------------
                                                                                                  24,007,844
                                                                                              --------------

                   The accompanying notes are an integral part of the financial statements.

                                                      10

                                           MERRIMAC CASH PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------

                                                         YIELD TO
                                                         MATURITY                   PAR           VALUE
                                                       (UNAUDITED)   MATURITY      VALUE         (NOTE 1)
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.2%
Morgan Stanley Repurchase Agreement, dated
12/29/06, with a maturity value of
$38,322,342, collaterialized by U.S.
Government Agency Obligations with rates
ranging from 4.00% to 5.50% and maturities
ranging from 05/01/18 to 03/01/33, with an
aggregate market value of $39,066,000                      5.25%     01/02/07   $38,300,000   $   38,300,000
                                                                                              --------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                   1,714,748,698
Other assets and liabilities, net - 0.3%                                                           5,696,734
                                                                                              --------------
NET ASSETS - 100.0%                                                                           $1,720,445,432
                                                                                              ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

                     COMPOSITION OF NET ASSETS (UNAUDITED)

                                    [CHART]

VARIABLE RATE NOTES               48.2%
COMMERCIAL PAPER                  41.8%
CERTIFICATES OF DEPOSIT            2.9%
MEDIUM TERM NOTES                  2.6%
REPURCHASE AGREEMENTS              2.2%
ASSET BACKED SECURITIES            1.4%
U.S. GOVT. AGENCY
FIXED RATE OBLIGATIONS             0.6%
OTHER ASSETS & LIABILITIES, NET    0.3%

    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC CASH PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1)                                 $1,676,448,698
   Repurchase agreements                                              38,300,000
   Cash                                                                   60,734
   Interest receivable                                                 5,902,624
   Prepaid expenses                                                       53,671
                                                                  --------------
      Total assets                                                 1,720,765,727
                                                                  --------------
LIABILITIES
   Management fee payable (Note 2)                                       257,534
   Accrued expenses                                                       62,761
                                                                  --------------
      Total liabilities                                                  320,295
                                                                  --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS          $1,720,445,432
                                                                  ==============

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2006

INCOME
   Interest and dividends                                          $ 91,196,683
                                                                   ------------
EXPENSES
   Management fees (Note 2)                                           3,080,167
   Audit                                                                 41,894
   Transaction fees                                                      11,172
   Legal                                                                 16,178
   Insurance                                                             40,173
   Trustees fees and expenses                                            60,262
   Line of credit fee                                                    97,067
   Compliance fees and expenses                                          48,913
   Miscellaneous                                                         19,551
                                                                   ------------
      Total expenses                                                  3,415,377
                                                                   ------------
NET INVESTMENT INCOME                                                87,781,306
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS                                        (70,871)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 87,710,435
                                                                   ============

    The accompanying notes are an integral part of the financial statements.



                                MERRIMAC CASH PORTFOLIO
                         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------

                                                          YEAR ENDED DECEMBER 31,
                                                   -----------------------------------
                                                         2006               2005
                                                   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                           $     87,781,306   $     58,067,983
   Net realized loss on investments                         (70,871)           (75,169)
                                                   ----------------   ----------------
      Net increase in net assets from operations         87,710,435         57,992,814
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST
   Contributions                                     15,890,907,557     14,835,974,593
   Withdrawals                                      (16,209,578,236)   (15,003,383,054)
                                                   ----------------   ----------------
      Net decrease from investors' transactions        (318,670,679)      (167,408,461)
                                                   ----------------   ----------------
NET DECREASE IN NET ASSETS                             (230,960,244)      (109,415,647)
NET ASSETS
   Beginning of period                                1,951,405,676      2,060,821,323
                                                   ----------------   ----------------
   End of period                                   $  1,720,445,432   $  1,951,405,676
                                                   ================   ================

    The accompanying notes are an integral part of the financial statements.

                                       13

                                                MERRIMAC CASH PORTFOLIO
                                                 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------
                                                    2006         2005            2004            2003         2002
                                                 ----------   ----------      ----------      ----------   ----------
TOTAL RETURN (A)                                       4.96%        3.06%           1.25%           1.17%        1.87%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
   Net Expenses                                        0.19%        0.14%(B)        0.16%(B)        0.18%        0.18%
   Net investment income                               4.84%        3.00%           1.16%           1.16%        1.87%
   Net assets, end of year (000s omitted)        $1,720,445   $1,951,406      $2,060,821      $4,454,334   $5,768,493

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.

(B) The adviser waived a portion of the expenses. Without this waiver the net expense ratio would have been 0.18% during the years ended December 31, 2005 and 2004.

    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC CASH PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

     The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     At December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

     D. FORWARD COMMITMENTS

     The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for its portfolio, it may dispose of a commitment prior to settlement if its Sub-Adviser deems it appropriate to do so. The Cash Portfolio held no forward commitments at December 31, 2006.

     E. REPURCHASE AGREEMENTS

     It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)  MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

     The Cash Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

     Lehman Brothers Asset Management LLC ("LBAM") serves as the Cash Portfolio's sub-adviser. For its services, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

     The Cash Portfolio does not pay a fee directly to its Sub-Adviser for such services.

     Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(3)  INVESTMENT TRANSACTIONS

     Purchases and combined maturities and sales of money market instruments aggregated $48,107,367,559 and $48,341,102,894 respectively for the Cash Portfolio for the year ended December 31, 2006.

(4)  LINE OF CREDIT

     The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the year ended December 31, 2006.

(5)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied in the determinination of net asset value no later than June 29, 2007. Management continues to evaluate the application of FIN 48 to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

     In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurement." This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the issue of fair value measurements. FAS 157 is effective for the Portfolio's financial statements issued after December 31, 2007. As of December 31, 2006, the Portfolio, which as a money market portfolio values securities at amortized cost, does not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Merrimac Master Portfolio and
Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Cash Portfolio, a series of the Merrimac Master Portfolio, at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007


                                         BOARD OF TRUSTEES INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the
Merrimac Funds:

                                                                                                           NUMBER OF
                                                                                                         PORTFOLIOS IN
                                                TERM OF OFFICE                                            FUND COMPLEX
                                                 AND LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY
NAME ADDRESS AND AGE       POSITIONS HELD        TIME SERVED (1)            DURING PAST 5 YEARS        TRUSTEE/OFFICER (2)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

THOMAS J. BROWN         Trustee               Since 2003             Independent Trustee, VALIC                13
200 Clarendon Street,                                                Company I and II (annuities),
Boston, Massachusetts                                                2005 -- present; Chief
02116                                                                Operating Officer and Chief
Age: 61                                                              Financial Officer, American
                                                                     General Asset Management
                                                                     (Investment Management), 2000
                                                                     -- 2002; Chief Financial
                                                                     Officer, Cypress Holdings
                                                                     (Investment Management),
                                                                     1997-2000.

FRANCIS J. GAUL, JR.    Trustee               Since 1996             Private Investor, 1997 --                 13
200 Clarendon Street,                                                present; Vice President and
Boston, Massachusetts                                                Principal, Triad Investment
02116                                                                Management Company (Registered
Age: 63                                                              Investment Adviser), 1996 --
                                                                     1997.

ARTHUR H. MEEHAN        Trustee               Since 2004             Director, St. Vincent College,            13
200 Clarendon Street,                                                1999 -- present; Director,
Boston, Massachusetts                                                Citizens Bank, 2002 -- present;
02116                                                                Chief Executive Officer and
Age: 71                                                              President, Medford Savings
                                                                     Bank, 1992 -- 2002.

INTERESTED TRUSTEE AND OFFICERS (3)

KEVIN J. SHEEHAN        Trustee               Since 1996             Chairman and Chief Executive              13
200 Clarendon Street,                                                Officer, 2001 -- present;
Boston, Massachusetts                                                Chairman, Chief Executive
02116                                                                Officer and President,
Age: 54                                                              Investors Financial Services
                                                                     Corp. and Investors Bank &
                                                                     Trust Company, 1995 -- 2001.

PAUL J. JASINSKI        President and Chief   Since 1999             Managing Director, Investors              13
200 Clarendon Street,   Executive Officer                            Bank & Trust Company, 1990 --
Boston, Massachusetts                                                present; Director, Investors
02116                                                                Bank & Trust -- Advisory
Age: 59                                                              Division, 1996 -- present.

JOHN F. PYNE            Vice President,       Treasurer and Chief    Director, Investors Bank &                13
200 Clarendon Street,   Treasurer and Chief   Financial Officer      Trust Company, 2000 -- present.
Boston, Massachusetts   Financial Officer     since 2002, Vice
02116                                         President since 2000
Age: 38

DONALD F. COOLEY        Vice President        Merrimac Master        Director, Sales & Marketing,              13
200 Clarendon Street,                         Portfolio since        Investors Bank & Trust Company,
Boston, Massachusetts                         2003, Merrimac Funds   2001 -- present; Vice
02116                                         since 2001             President, Credit Suisse First
Age: 43                                                              Boston, 1999 -- 2000.

SUSAN C. MOSHER         Anti-Money            Since 2002             Director, 2001 -- present;                13
200 Clarendon Street,   Laundering                                   Director, 1995 -- 2000, Mutual
Boston, Massachusetts   Compliance Officer                           Fund Administration -- Legal
02116                                                                Administration, Investors Bank
Age: 51                                                              & Trust Company.

DONNA M. ROGERS         Chief Compliance      Since 2004             Senior Director, 1996 --                  13
200 Clarendon Street,   Officer                                      present; Director, 1994 --
Boston, Massachusetts                                                1996, Mutual Fund
02116                                                                Administration -- Reporting &
Age: 40                                                              Compliance, Investors Bank &
                                                                     Trust Company.


                                       18

                                         BOARD OF TRUSTEES INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                                                         PORTFOLIOS IN
                                                TERM OF OFFICE                                            FUND COMPLEX
                                                 AND LENGTH OF            PRINCIPAL OCCUPATION(S)          OVERSEEN BY
NAME ADDRESS AND AGE       POSITIONS HELD        TIME SERVED (1)            DURING PAST 5 YEARS        TRUSTEE/OFFICER (2)
--------------------------------------------------------------------------------------------------------------------------
RAINER L.C. FROST       Secretary and Chief   Since 2005             Director and Counsel, Investors           13
200 Clarendon Street,   Legal Officer                                Bank & Trust Company, 2005 --
Boston, Massachusetts                                                present; Principal and General
02116                                                                Counsel, Clarity Group, 2000 --
Age: 49                                                              2005; Chief Administration
                                                                     Officer, Executive
                                                                     Vice-President and General
                                                                     Counsel, GoldK, Inc., 2001 --
                                                                     2002; Chief Executive Officer
                                                                     and General Counsel, Norfox
                                                                     Software, 1999 -- 2000.

BRIAN C. POOLE          Assistant Secretary   Since 2005             Associate Counsel, Mutual Fund            13
200 Clarendon Street,                                                Administration, Investors Bank
Boston, Massachusetts                                                & Trust Company, 2004 --
02116                                                                present; Product Manager,
Age: 35                                                              Fidelity Investments, 2000 --
                                                                     2004.
--------------------------------------------------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2006.

(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

                               MERRIMAC CASH FUND
                        SHAREHOLDER EXPENSES (UNAUDITED)
-------------------------------------------------------------------------------

As a shareholder of the Merrimac Cash Fund, you incur ongoing operational costs of the fund, including management fees and other fund expenses. The annualized expense ratio reflects the feeder fund's proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See
Note 1 to the Merrimac Cash Fund Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES The first line under the class name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under the class name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                    EXPENSES PAID
                                BEGINNING          ENDING                          DURING PERIOD
                             ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED      (JULY 1 THROUGH
                              JULY 1, 2006   DECEMBER 31, 2006   EXPENSE RATIO   DECEMBER 31, 2006)
                             -------------   -----------------   -------------   ------------------
MERRIMAC CASH FUND
PREMIUM CLASS
   Actual                      $1,000.00         $1,026.10            0.22%             $1.12
   Hypothetical (5% return
   before expenses)             1,000.00          1,024.10            0.22%              1.12


                                       20

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Fund of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2005 to June 30, 2006.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

    As of December 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Thomas J. Brown and Arthur H. Meehan, who are independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2006 and 2005 were $11,900 and $10,950, respectively.
(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2006 and 2005.
(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2006 and 2005 were $1,100 and $1,050, respectively.
(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2006 and 2005.
(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas J. Brown, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal years ended December 31, 2006 and December 31, 2005.
(f) Not applicable.
(g) The aggregate non-audit fees billed by Ernst & Young LLP to the Trust, the Adviser and all entities controlling, controlled by, or under common control with the Adviser that provide services to the Trust for the fiscal years ended December 31, 2006 and December 31, 2005 were $1,060,000 and $918,824, respectively.
(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

    Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

    Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Sox Code of Ethics is attached.
         (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.
         (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

By: /s/ Paul J. Jasinski
    ------------------------------------------------------------
    Paul J. Jasinski, President and Principal Executive Officer

Date:    March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By: /s/ Paul J. Jasinski
    ------------------------------------------------------------
    Paul J. Jasinski, President and Principal Executive Officer

Date:    March 1, 2007


By: /s/ John F. Pyne
    ------------------------------------------------------------
    John F. Pyne, Treasurer and Principal Financial Officer

Date:    March 1, 2007